Schedule of Notes Payable (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Notes payable	$ 74,579	$ 104,696	$ 359,184
Less: current portion	(39,435)	(51,657)	(254,487)
Notes payable, net of current portion	35,144	53,039	104,697
Notes Payable One [Member]
Short-Term Debt [Line Items]
Notes payable		13,093	43,413
Notes Payable Two [Member]
Short-Term Debt [Line Items]
Notes payable	47,697	54,763	68,378
Notes Payable Three [Member]
Short-Term Debt [Line Items]
Notes payable	$ 26,882	36,840	59,913
Notes Payable Four [Member]
Short-Term Debt [Line Items]
Notes payable			37,179
Notes Payable Five [Member]
Short-Term Debt [Line Items]
Notes payable			$ 150,301